Partners' Equity and Net Income (Loss) Per Unit - Summary of Incentive Distribution Rights (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Minimum quarterly distribution of $0.35 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.35
Minimum [Member] | Above $0.4025 up to $0.4375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4025
Minimum [Member] | Above $0.4375 up to $0.525 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4375
Maximum [Member] | Up to $0.4025 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4025
Maximum [Member] | Above $0.4025 up to $0.4375 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.4375
Maximum [Member] | Above $0.4375 up to $0.525 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.5250
Maximum [Member] | Above $0.525 [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Quarterly distribution target amount	$ 0.525